Subsequent Events	12 Months Ended
Jul. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

Private Placement Financing

On October 2, 2019, we entered into and completed a closing (the “Closing”) of a private placement financing (the “Private Placement Financing”) to accredited investors. We raised net proceeds of $830,000 in the Closing of an aggregate of 2,862,068 shares (collectively, the “Shares”) of the Company’s common stock (the “Common Stock”) at a purchase price of $0.29 per share, the closing sales price of the Company’s common stock on the date prior to the Closing.  The Shares issued in the Private Placement Financing were issued pursuant to a Securities Purchase Agreement (the “Securities Purchase Agreement”) entered into with the investors. Tom Y. Lee and Dale Okuno, each of whom is an accredited investor and a member of the Company’s Board of Directors (the “Board”) invested $290,000 and $250,000, respectively, in the Private Placement Financing. Mr. Lee also serves as the Company’s President and Chief Executive Officer.

The net proceeds to the Company from the Closing, after deducting the forgoing fees and other offering expenses, are expected to be approximately $829,000. The Company expects to use the net proceeds for general corporate purposes, including the Company’s research and development efforts, and for general administrative expenses and working capital.

The issuance and sale of the Shares was not registered under the Securities Act of 1933, as amended (the “Securities Act”), and these Shares may not be offered or sold in the United States absent registration under or exemption from the Securities Act and any applicable state securities laws. The Shares were issued and sold in reliance upon an exemption from registration afforded by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act. The Investors represented to the Company that each was an “accredited investor” within the meaning of Rule 501 of Regulation D under the Securities Act, and that each was receiving the Shares for investment for its own account and without a view to distribute them.